Subsequent Events - Narrative (Details) - $ / shares	1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 28, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2019	May 01, 2019	Apr. 30, 2019	Apr. 03, 2019	Sep. 30, 2018
Subsequent Event [Line Items]
Shares of common stock reserved for issuance (in shares)		32,950		629,716	1,375,329
Exercise price (in USD per share)		$ 11.29		$ 6.51	$ 6.54
Shares authorized (in shares)		29,879,220	29,879,220	29,879,220
Common stock, par value (in USD per share)		$ 0.001	$ 0.001	$ 0.001
IPO
Subsequent Event [Line Items]
Stock issued, price per share (in USD per share)		$ 20.00	$ 20.00
Term Loan
Subsequent Event [Line Items]
Stated interest rate										10.75%
Interest rate paid in cash										8.00%
Interest rate paid-in-kind										2.75%
Employee Stock Option
Subsequent Event [Line Items]
Shares of common stock reserved for issuance (in shares)			575,314	1,371,626
2007 Stock Option Plan | Employee Stock Option
Subsequent Event [Line Items]
Shares of common stock reserved for issuance (in shares)	32,950
Exercise price (in USD per share)	$ 11.29
Grant date fair value (in USD per share)	$ 160,000
Requisite service period	4 years
2019 Stock Option Plan
Subsequent Event [Line Items]
Shares of common stock reserved for issuance (in shares)		2,317,000
Subsequent Event
Subsequent Event [Line Items]
Shares authorized (in shares)								100,000,000
Common stock, par value (in USD per share)								$ 0.001
Preferred shares authorized (in shares)								5,000,000
Preferred shares (in USD per share)								$ 0.001
Subsequent Event | IPO
Subsequent Event [Line Items]
Stock issued, price per share (in USD per share)								$ 20.00
Subsequent Event | Term Loan
Subsequent Event [Line Items]
Stated interest rate							10.00%
Interest rate paid in cash							8.00%
Interest rate paid-in-kind							2.00%
Subsequent Event | 2019 Stock Option Plan
Subsequent Event [Line Items]
Shares of common stock reserved for issuance (in shares)						36,982			687,176
Weighted average exercise price (in dollars per share)						$ 47.54